BASIS OF PREPARATION (Details Narrative) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2022 CNY (¥)
Notes and other explanatory information [abstract]
Net losses	$ 176	¥ 1,231	¥ 3,160	¥ 12,443
Cash flows from (used in) operating activities	817	¥ 5,725	¥ 7,417	(13,328)
Working capital deficit	1,770				¥ 12,410
Cash and cash equivalents	$ 68			¥ 4,753	¥ 475	$ 441	¥ 3,082	¥ 31,695
Translated exchange description	US$1.00 = CNY6.9964	US$1.00 = CNY6.9964